Disaggregated Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Disaggregated Revenue [Abstract]
Schedule of Disaggregated Revenue by Major Categories

The following table shows disaggregated revenue by major categories for the years ended March 31, 2023, 2024 and 2025, respectively:

	Years ended March 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$	%
Construction management and engineering design services	77,483,493	91.7%	230,970,927	91.7%	357,667,837	45,973,321	94.6%
Maintenance services	1,542,361	1.8%	7,028,760	2.8%	4,888,206	628,312	1.3%
WaaS	—	—	—	—	391,925	50,377	0.1%
Asset management services	2,893,668	3.4%	5,990,000	2.3%	6,990,000	898,469	1.8%
Professional consultancy services	2,565,817	3.1%	7,990,188	3.2%	8,231,783	1,058,083	2.2%
Total	84,485,339	100.0%	251,979,875	100.0%	378,169,751	48,608,562	100.0%

The following table shows disaggregated cost of revenue by major categories for the years ended March 31, 2023, 2024 and 2025, respectively:

	Years ended March 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$	%
Construction management and engineering design services	56,694,345	94.4%	176,780,306	94.1%	305,155,090	39,223,523	95.9%
Maintenance services	943,812	1.5%	2,466,118	1.3%	2,742,499	352,512	0.9%
WaaS	—	—	—	—	217,503	27,957	0.1%
Asset management services	1,137,204	1.9%	3,939,293	2.1%	4,541,712	583,775	1.4%
Professional consultancy services	1,302,960	2.2%	4,734,892	2.5%	5,453,986	701,035	1.7%
Total	60,078,321	100.0%	187,920,609	100.0%	318,110,790	40,888,802	100.0%

Schedule of Transaction Price Allocated to Remaining Performance Obligations Expected to be Recognized as Revenue

The following table presents the amount of the transaction price allocated to the remaining performance obligations expected to be recognized as revenue when performance obligations are satisfied:

Years ended March 31,	HK$	US$
2026	924,832,528	118,874,604
2027	43,029,485	5,530,853

Total	967,862,013	124,405,457

Schedule of Gross Profit and Gross Profit Margin

The following table sets forth a breakdown of gross profit and gross profit margin for the years ended March 31, 2023, 2024 and 2025, respectively:

	Year ended March 31, 2023
Category	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HK$	HK$	HK$	%
Construction management and engineering design services	77,483,493	56,694,345	20,789,148	26.8%
Maintenance services	1,542,361	943,812	598,549	38.8%
Asset management services	2,893,668	1,137,204	1,756,464	60.7%
Professional consultancy services	2,565,817	1,302,960	1,262,857	49.2%
Total	84,485,339	60,078,321	24,407,018	28.9%

	Year ended March 31, 2024
Category	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HK$	HK$	HK$	%
Construction management and engineering design services	230,970,927	176,780,306	54,190,621	23.5%
Maintenance services	7,028,760	2,466,118	4,562,642	64.9%
Asset management services	5,990,000	3,939,293	2,050,707	34.2%
Professional consultancy services	7,990,188	4,734,892	3,255,296	40.7%
Total	251,979,875	187,920,609	64,059,266	25.4%

	Year ended March 31, 2025
Category	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HK$	HK$	HK$	%
Construction management and engineering design services	357,667,837	305,155,090	52,512,747	14.7%
Maintenance services	4,888,206	2,742,499	2,145,707	43.9%
WaaS	391,925	217,503	174,422	44.5%
Asset management services	6,990,000	4,541,712	2,448,288	35.0%
Professional consultancy services	8,231,783	5,453,986	2,777,797	33.7%
Total	378,169,751	318,110,790	60,058,961	15.9%